Aristotle Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 36.1%	Par	Value
Communications - 4.6%
Alphabet, Inc., 5.65%, 02/15/2056	$ 400,000	$ 394,966
AT&T, Inc.
5.25%, 10/30/2036	600,000	589,432
3.50%, 09/15/2053	450,000	292,346
Beacon Point DC LLC, 6.13%, 11/30/2042 (a)	750,000	756,743
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	1,500,000	1,530,973
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	200,000	140,109
Comcast Corp., 2.89%, 11/01/2051	250,000	141,794
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	900,000	911,973
Meta Platforms, Inc.
5.25%, 05/15/2036	1,100,000	1,092,652
6.30%, 05/15/2056	450,000	448,237
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	1,435,000	1,364,910
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (a)	400,000	398,898
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)	1,125,000	1,110,751
T-Mobile USA, Inc., 5.30%, 05/15/2035	250,000	251,259
Verizon Communications, Inc.
5.25%, 04/02/2035	400,000	400,032
3.40%, 03/22/2041	250,000	193,333
6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056	450,000	455,107
6.05% to 05/14/2033 then 5 yr. CMT Rate + 1.81%, 05/14/2058	450,000	454,284
		10,927,799

Consumer Discretionary - 0.4%
Amazon.com, Inc.
4.88%, 03/13/2036	550,000	541,628
5.45%, 11/20/2055	400,000	378,472
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	100,000	100,869
		1,020,969

Consumer Staples - 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	500,000	508,713
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%, 03/15/2034	38,000	41,487
5.95%, 04/20/2035	850,000	877,335
5.63%, 03/10/2037 (a)	750,000	747,341
Maple Parent Holdings Corp., 5.70%, 03/26/2036 (a)	950,000	962,144
Mars, Inc., 5.20%, 03/01/2035 (a)	1,000,000	1,004,315
		4,141,335

Energy - 1.9%
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (a)	850,000	845,983
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	300,000	300,397
Energy Transfer LP, 5.70%, 04/01/2035	550,000	564,732
MPLX LP
5.00%, 01/15/2033	450,000	447,223
5.30%, 04/01/2036	600,000	591,751
NGPL PipeCo LLC, 5.60%, 08/15/2036 (a)	800,000	795,890
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	450,000	451,518
Rio Grande LNG LLC, 5.50%, 01/30/2034 (a)	400,000	398,062
Western Midstream Operating LP, 4.80%, 03/01/2031	200,000	197,858
		4,593,414

Financials - 18.6%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	900,000	895,953
Allianz SE, 6.50% to 04/30/2035 then 5 yr. CMT Rate + 2.23%, Perpetual (a)	400,000	401,984
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	507,000	520,199
Athene Global Funding, 5.54%, 08/22/2035 (a)	675,000	664,648
Athene Holding Ltd., 6.63%, 05/19/2055	375,000	364,949
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030 (a)	700,000	690,386
5.25%, 01/15/2033 (a)	250,000	246,323
Banco Mercantil del Norte SA/Grand Cayman
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	500,000	518,650
8.45% to 06/24/2036 then 5 yr. CMT Rate + 4.01%, Perpetual (a)	400,000	400,969
Banco Santander SA, 7.25% to 06/03/2036 then 5 yr. CMT Rate + 2.84%, Perpetual	400,000	406,776
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	2,000,000	2,043,128
5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	600,000	612,514
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	350,000	362,812
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036 (a)	400,000	392,428
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	400,000	413,400
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	250,000	258,335
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	600,000	599,966
BPCE SA
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (a)	750,000	758,577
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047 (a)	250,000	245,757
Brixmor Operating Partnership LP
5.50%, 02/15/2034	250,000	255,556
5.75%, 02/15/2035	450,000	465,761
Capital One Financial Corp., 5.40% (SOFR + 1.51%), 01/30/2037	930,000	918,119
Citigroup, Inc., 5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	500,000	497,397
Cousins Properties LP, 4.88%, 03/01/2033	500,000	486,947
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	350,000	343,184
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	400,000	412,123
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037 (a)	750,000	737,976
DAE Funding LLC, 4.95%, 01/15/2033 (a)	800,000	773,455
First Industrial LP, 5.25%, 01/15/2031	500,000	503,410
Global Payments, Inc.
5.40%, 03/15/2033	875,000	858,151
5.55%, 11/15/2035	425,000	412,200
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	450,000	403,217
5.25%, 02/15/2033	500,000	490,717
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	850,000	858,621
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034	500,000	498,136
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,300,000	1,320,789
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	500,000	487,239
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	255,838
HSBC Holdings PLC
6.75% to 09/24/2031 then 5 yr. CMT Rate + 2.91%, Perpetual	600,000	605,531
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	950,000	956,340
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037	500,000	494,371
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	150,000	154,337
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	600,000	642,402
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	2,200,000	2,262,648

5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	600,000	609,367
5.19% (SOFR + 1.30%), 02/05/2037	250,000	245,968
Kilroy Realty LP
5.88%, 10/15/2035	500,000	494,399
6.25%, 01/15/2036	500,000	507,667
Kite Realty Group LP, 4.95%, 12/15/2031	500,000	498,984
LPL Holdings, Inc., 5.75%, 06/15/2035	300,000	300,878
MetLife, Inc.
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	200,000	205,053
5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	400,000	394,805
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	1,000,000	1,037,884
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	2,700,000	2,773,058
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)	400,000	404,300
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	600,000	618,915
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)	250,000	259,200
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	500,000	491,005
4.95%, 01/15/2035	350,000	343,223
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	350,000	348,598
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	175,000	178,088
Royal Bank of Canada, 6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	600,000	597,055
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	300,000	295,202
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056 (a)	700,000	706,884
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	200,000	201,394
UBS Group AG
6.63% to 07/08/2031 then USISSO05 + 3.24%, Perpetual (a)	800,000	805,136
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	550,000	581,414
5.20% to 08/10/2036 then SOFR + 1.34%, 08/10/2037 (a)	200,000	196,948
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/2030 (a)	900,000	864,064
Wells Fargo & Co.
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	1,300,000	1,298,201
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	1,250,000	1,281,861
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	500,000	504,338
		43,936,108

Health Care - 1.1%
CVS Health Corp., 5.45%, 09/15/2035	500,000	506,675
HCA, Inc., 4.90%, 11/15/2035	500,000	484,406
Highmark, Inc., 5.75%, 05/15/2036 (a)	350,000	352,854
Horseshoe Funding Trust I, 6.06%, 02/15/2036 (a)	250,000	254,062
Universal Health Services, Inc., 4.63%, 10/15/2029	550,000	543,366
VSP Optical Group, Inc., 5.40%, 06/01/2033 (a)	350,000	351,052
		2,492,415

Industrials - 1.2%
Flowserve Corp., 5.70%, 05/15/2036	600,000	603,264
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (a)	500,000	492,553
nVent Finance Sarl, 2.75%, 11/15/2031	300,000	268,206
Weir Group, Inc., 5.35%, 05/06/2030 (a)	700,000	706,361
WSP Global, Inc., 5.71%, 09/18/2036 (a)	750,000	742,305
		2,812,689

Materials - 0.1%
Glencore Funding LLC, 5.20%, 07/01/2033 (a)	350,000	350,349

Technology - 1.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	300,000	292,778

Fair Isaac Corp., 6.00%, 05/15/2033 (a)	235,000	231,520
Intel Corp., 5.30%, 05/15/2036	600,000	597,273
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	300,000	250,011
Marvell Technology, Inc., 5.30%, 04/15/2036	750,000	746,549
Oracle Corp.
4.45%, 09/26/2030	550,000	531,123
3.90%, 05/15/2035	400,000	339,519
5.70%, 02/04/2036	450,000	435,963
Salesforce, Inc., 5.55%, 03/15/2036	300,000	299,896
		3,724,632

Utilities - 4.8%
AES Corp., 5.80%, 03/15/2032	850,000	861,645
Brooklyn Union Gas Co.
5.46%, 03/16/2036 (a)	700,000	697,174
6.42%, 07/18/2054 (a)	300,000	308,872
CenterPoint Energy, Inc., 5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	250,000	250,032
Duke Energy Corp., 4.95%, 09/15/2035	300,000	293,712
Electricite de France SA, 5.25%, 04/22/2036 (a)	750,000	736,562
Entergy Mississippi LLC, 5.05%, 04/15/2036	300,000	295,064
Nevada Power Co., 5.90%, 05/01/2053	550,000	552,666
NextEra Energy Capital Holdings, Inc., 6.20% (5 yr. CMT Rate + 1.77%), 10/01/2056	450,000	449,743
Niagara Mohawk Power Corp., 5.11%, 01/12/2036 (a)	600,000	589,241
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	300,000	289,462
Pacific Gas and Electric Co.
5.20%, 05/01/2036	750,000	728,765
5.60%, 08/15/2036	600,000	600,421
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000	50,543
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	300,000	298,112
Public Service Co. of Colorado, 5.05%, 06/15/2036	450,000	443,880
RWE Finance US LLC, 5.13%, 09/18/2035 (a)	250,000	244,074
San Diego Gas & Electric Co.
5.20%, 03/15/2036	550,000	547,600
5.95%, 03/15/2056	400,000	406,064
Sempra, 5.25%, 03/15/2036	350,000	345,533
Southwestern Electric Power Co.
5.30%, 04/01/2033	250,000	253,849
5.20%, 04/01/2036	600,000	592,317
Vistra Operations Co. LLC
4.70%, 01/31/2031 (a)	200,000	196,281
5.70%, 12/30/2034 (a)	1,300,000	1,314,787
		11,346,399
TOTAL CORPORATE BONDS (Cost $85,414,343)		85,346,109

U.S. TREASURY SECURITIES - 23.8%	Par	Value
United States Treasury Note/Bond
3.50%, 11/30/2030	2,250,000	2,187,070
4.13%, 05/31/2031	1,200,000	1,195,781
3.88%, 08/15/2033	4,000,000	3,890,234
4.25%, 08/15/2035	1,350,000	1,332,967
4.00%, 11/15/2035	8,450,000	8,175,375
4.13%, 02/15/2036	23,750,000	23,174,805
4.38%, 05/15/2036	5,575,000	5,545,818
1.75%, 08/15/2041	125,000	83,826
3.00%, 11/15/2044	250,000	191,299
1.88%, 02/15/2051	500,000	278,037
1.88%, 11/15/2051	150,000	82,465
2.25%, 02/15/2052	335,000	201,792

4.63%, 02/15/2055	3,225,000	3,065,388
4.75%, 08/15/2055	2,250,000	2,183,467
4.75%, 02/15/2056	750,000	728,730
5.00%, 05/15/2056	3,850,000	3,891,207
TOTAL U.S. TREASURY SECURITIES (Cost $56,958,088)		56,208,261

MORTGAGE-BACKED SECURITIES - 17.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool RQ0102, 5.00%, 03/01/2056	2,349,812	2,310,917
Pool SD6650, 4.50%, 10/01/2054	736,485	709,320
Pool SD8300, 5.50%, 02/01/2053	3,591,094	3,631,224
Pool SD8367, 5.50%, 10/01/2053	175,306	176,930
Pool SD8523, 5.00%, 04/01/2055	269,959	265,921
Pool SD8532, 5.00%, 05/01/2055	1,370,454	1,349,883
Pool SL3502, 4.00%, 04/01/2054	3,252,391	3,049,120
Federal National Mortgage Association
Pool BW2439, 5.00%, 01/01/2056	550,447	541,950
Pool CB9327, 5.50%, 10/01/2054	566,269	579,427
Pool FA0608, 5.50%, 02/01/2055	485,521	487,833
Pool FA0625, 5.00%, 02/01/2055	980,061	965,882
Pool FA4331, 4.00%, 08/01/2053	3,291,201	3,085,685
Pool FA5371, 4.00%, 10/01/2052	982,303	919,393
Pool FS6598, 3.50%, 08/01/2052	809,556	737,432
Pool MA4783, 4.00%, 10/01/2052	502,560	471,161
Pool MA5027, 4.00%, 05/01/2053	1,034,315	968,340
Pool MA5139, 6.00%, 09/01/2053	292,593	299,910
Pool MA5165, 5.50%, 10/01/2053	2,734,862	2,755,220
Pool MA5341, 4.00%, 04/01/2054	501,592	469,354
Pool MA5528, 4.00%, 11/01/2054	692,773	648,244
Pool MA5530, 5.00%, 11/01/2054	1,299,122	1,282,354
Pool MA5614, 5.50%, 02/01/2055	2,660,414	2,674,143
Pool MA5643, 4.00%, 03/01/2055	1,031,330	964,948
Pool MA5665, 3.50%, 03/01/2055	478,253	434,392
Pool MA5670, 4.00%, 04/01/2055	235,322	220,175
Pool MA5699, 5.00%, 05/01/2055	1,356,024	1,335,458
Pool MA5735, 5.50%, 06/01/2055	2,137,189	2,147,338
Pool MA5760, 5.50%, 07/01/2055	839,453	843,094
Ginnie Mae II Pool
Pool MA7706, 3.00%, 11/20/2051	958,262	852,331
Pool MA9848, 4.00%, 08/20/2054	1,386,505	1,304,843
Pool MB0090, 4.50%, 12/20/2054	252,726	243,223
Pool MB0091, 5.00%, 12/20/2054	274,644	271,534
Pool MB0145, 4.50%, 01/20/2055	297,117	285,712
Pool MB0147, 5.50%, 01/20/2055	247,610	249,404
Pool MB0204, 5.00%, 02/20/2055	307,349	303,423
Pool MB0256, 4.00%, 03/20/2055	336,142	312,832
Pool MB0257, 4.50%, 03/20/2055	303,300	291,657
Pool MB0259, 5.50%, 03/20/2055	171,334	172,428
Pool MB0305, 4.00%, 04/20/2055	1,213,998	1,129,810
PNW Trust, Series 2026-ARTE, Class A, 5.34% (1 mo. Term SOFR + 1.71%), 04/15/2041 (a)	800,000	798,922
TOTAL MORTGAGE-BACKED SECURITIES (Cost $40,644,030)		40,541,167

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7%	Par	Value
A&D Mortgage LLC
Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071 (a)(b)	193,519	191,536
Series 2026-NQM2, Class A1, 4.81%, 03/25/2071 (a)(c)	1,457,442	1,439,819
Angel Oak Mortgage Trust LLC
Series 2025-10, Class A1, 4.96%, 09/25/2070 (a)(c)	429,350	425,647
Series 2025-13, Class A1, 4.93%, 10/25/2070 (a)(b)	682,409	675,867

Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(b)	108,878	108,887
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	224,601	225,777
Series 2025-6, Class A1, 5.52%, 04/25/2070 (a)(b)	514,563	515,240
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(b)	339,958	340,291
Series 2025-8, Class A1, 5.41%, 07/25/2070 (a)(b)	376,677	376,704
Series 2025-9, Class A1, 5.14%, 08/25/2070 (a)(c)	469,275	466,886
Series 2026-2, Class A1, 4.69%, 02/25/2071 (a)(c)	945,284	931,657
Series 2026-3, Class A1, 5.51%, 06/25/2071 (a)(c)	1,150,000	1,151,239
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063 (a)(b)	50,235	50,131
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(b)	124,911	125,499
Series 2024-NQM6, Class A1, 5.41%, 08/01/2064 (a)(b)	510,820	510,977
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(b)	212,276	212,697
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(b)	131,563	131,890
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(c)	319,927	320,681
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (a)(c)	274,329	274,703
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (a)(c)	890,129	876,497
Series 2026-NQM3, Class A1, 4.99%, 11/25/2065 (a)(c)	856,343	848,963
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(c)	100,000	101,060
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(b)	547,857	548,383
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068 (a)(b)	229,971	230,397
Series 2025-3, Class A1, 5.35%, 03/25/2070 (a)(b)	77,815	77,741
Cross Mortgage Trust, Series 2025-H4, Class A1, 5.60%, 06/25/2070 (a)(c)	499,844	501,027
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	371,040	343,150
Series K-159, Class A2, 4.50%, 07/25/2033 (c)	1,000,000	993,775
Series K756, Class A2, 4.96%, 05/25/2031	1,500,000	1,529,094
Series K764, Class A2, 4.12%, 12/25/2032 (c)	2,235,000	2,179,079
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 07/25/2058	780,510	748,804
Series 2021-3, Class MA, 2.00%, 03/25/2061	199,724	173,708
Series 2025-1, Class MTU, 3.25%, 11/25/2064	184,318	158,032
GCAT
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(b)	325,778	325,179
Series 2026-NQM2, Class A1A, 5.45%, 02/25/2071 (a)(b)	1,459,798	1,458,884
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(b)	239,418	239,704
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040 (a)(c)	325,000	330,368
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(b)	132,780	132,740
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(c)	188,900	189,079
LHOME Mortgage Trust, Series 2025-RTL2, Class A1, 5.61%, 04/25/2040 (a)(c)	500,000	501,889
MFRA Trust
Series 2024-NQM3, Class A1, 5.72%, 12/25/2069 (a)(b)	682,416	684,181
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070 (a)(b)	474,588	475,766
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	600,000	564,698
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (a)(b)	621,691	623,885
Series 2024-NQM11, Class A1, 5.88%, 06/25/2064 (a)(b)	116,209	116,788
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(c)	684,682	686,073
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(b)	351,922	352,567
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(c)	362,003	362,394
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (a)(b)	110,714	110,338
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (a)(c)	232,485	231,266
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(b)	236,653	237,580
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(b)	157,823	158,176
Series 2025-NQM6, Class A1, 5.60%, 03/25/2065 (a)(b)	193,258	193,821
Series 2025-NQM7, Class A1, 5.56%, 05/25/2055 (a)(b)	193,760	194,164
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065 (a)(b)	465,429	461,913
Series 2026-NQM5, Class A1A, 5.32%, 01/25/2066 (a)(b)	1,918,203	1,913,089

Series 2026-NQM6, Class A1A, 5.06%, 04/26/2066 (a)(b)	803,621	798,268
Series 2026-NQM8, Class A1A, 5.30%, 05/25/2066 (a)(b)	1,550,000	1,545,461
Series 2026-NQM9, Class A1A, 5.47%, 04/25/2066 (a)(b)	500,000	500,631
Series 2026-R1, Class A1, 4.88%, 01/25/2063 (a)(c)	1,400,977	1,385,522
Series 2026-R2, Class A1A, 5.36%, 03/25/2063 (a)(b)	390,086	388,866
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(b)	189,525	189,877
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	620,000	627,056
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	100,000	89,154
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(c)	92,123	91,318
Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, 07/25/2067 (a)(c)	692,911	688,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,854,034)		34,634,767

ASSET-BACKED SECURITIES - 5.0%	Par	Value
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	98,330	97,456
Series 2024-N2, Class C, 5.82%, 09/10/2030 (a)	400,000	403,061
Series 2024-P2, Class XS, 0.00%, 06/10/2031 (a)(d)(e)	31,673,064	191,875
Consolidated Communications LLC, Series 2026-1A, Class A2, 5.08%, 03/20/2056 (a)	650,000	643,263
CPS Auto Trust, Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	500,000	500,461
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	458,661	457,374
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 09/15/2028	153,800	155,085
FHF Trust, Series 2024-2A, Class B, 5.97%, 06/15/2030 (a)	300,000	296,211
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	122,759	122,749
FNA Trust, Series 2026-1, Class A, 5.51%, 04/16/2046 (a)(c)	279,178	278,032
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	800,000	801,808
GreenSky LLC
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	598,380	599,693
Series 2025-2A, Class A3, 5.02%, 06/25/2060 (a)	100,000	100,366
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	250,000	247,666
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055 (a)	150,000	149,115
Marriott Vacations Worldwide Corp., Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	567,006	558,512
Metronet Systems Holdings LLC, Series 2026-1A, Class A2, 5.27%, 04/20/2056 (a)	950,000	950,209
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	124,213	121,739
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	86,468	70,565
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	106,674	88,595
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	59,003	53,857
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	654,938	664,523
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	606,139	598,191
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)	79,195	78,455
Series 2026-A, Class A, 4.86%, 09/15/2056 (a)	196,970	196,237
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (a)	175,434	171,220
Redaptive EAAS Issuer LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042 (a)	82,098	83,225
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A3, 5.38%, 03/26/2035 (a)	200,000	200,087
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	85,451	86,086
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	71,809	65,929
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	540,264	517,873
Series 2023-B, Class A1A, 4.99%, 10/16/2056 (a)	346,522	340,331
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	526,065	528,698
Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	351,023	354,951
Switch Ltd., Series 2024-2A, Class A2, 5.44%, 06/25/2054 (a)	365,000	361,575
Uniti Group, Inc., Series 2026-1A, Class A2, 5.22%, 02/25/2056 (a)	250,000	248,024
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047 (a)	75,766	75,374
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056 (a)	450,000	438,186
TOTAL ASSET-BACKED SECURITIES (Cost $12,022,908)		11,896,657

COLLATERALIZED LOAN OBLIGATIONS - 0.4%	Par	Value
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 04/20/2034 (a)	250,000	250,058

CQS US CLO, Series 2025-4AR, Class A1R, 4.95% (3 mo. Term SOFR + 1.27%), 07/20/2039 (a)	250,000		250,123
Neuberger Berman CLO Ltd., Series 2022-50A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 07/23/2036 (a)	500,000		499,904
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,000,000)			1,000,085

TOTAL INVESTMENTS - 97.1% (Cost $230,893,403)			229,627,046
Money Market Deposit Account - 3.0% (f)			7,194,018
Liabilities in Excess of Other Assets - (0.1)%		(0.00182)	(430,956)
TOTAL NET ASSETS - 100.0%			$ 236,390,108

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $74,062,427 or 31.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	Interest only security.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 85,346,109	$ –	$ 85,346,109
U.S. Treasury Securities	–	56,208,261	–	56,208,261
Mortgage-Backed Securities	–	40,541,167	–	40,541,167
Collateralized Mortgage Obligations	–	34,634,767	–	34,634,767
Asset-Backed Securities	–	11,896,657	–	11,896,657
Collateralized Loan Obligations	–	1,000,085	–	1,000,085
Total Investments	$ –	$ 229,627,046	$ –	$ 229,627,046
Refer to the Schedule of Investments for further disaggregation of investment categories.